[redacted]

10010568

NYSE Regulation

Received SEC

FEB 25 2010

Washington, DC 20549

CERTPAC

VIA FACSIMILE AND U.S. MAIL

February 25, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Sprott Physical Gold Trust
CIK: 0001477049
Filer No.: 001-34638
Filing: Form 8-A filed 2/23/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 22, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Sprott Physical Gold Trust
Units

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure